Condensed Consolidated Statements of Income (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Decline in fair value	¥ 95	¥ 44
Other comprehensive income-net	13	13
Total credit losses	¥ 108	¥ 57